NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Numerator:
Net income (loss)	$(3,913)	$4,820	$6,981
Denominator:
Weighted average shares outstanding-Basic	35,556	35,642	35,467
Potentially dilutive ordinary share equivalents-stock options and restricted stock	—	677	709
Weighted average shares outstanding-Diluted	35,556	36,319	36,176
Net income (loss) per share – Basic	(0.11)	$0.14	$0.20
Net income (loss) per share – Diluted	$(0.11)	$0.13	$0.19